Summary of Stock Option Activity (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Balance as of January 1	15,427	15,236	14,798
Options, Granted	4,113	4,016	5,586
Options, Exercised	(3,804)	(2,730)	(3,582)
Options, Cancelled	(1,301)	(1,095)	(1,566)
Options, Balance as of December 31	14,435	15,427	15,236
Weighted Average Exercise Price, January 1	$ 36.03	$ 25.24	$ 17.96
Options, Exercisable as of December 31, 2014	5,636
Weighted Average Exercise Price, Granted	$ 78.70	65.29	36.36
Options, Vested and expected to vest after December 31, 2014	10,985
Weighted Average Exercise Price, Exercised	$ 25.66	18.10	13.31
Weighted Average Exercise Price, Cancelled	53.69	37.87	23.47
Weighted Average Exercise Price, December 31	49.33	$ 36.03	$ 25.24
Weighted Average Exercise Price, Exercisable as of December 31, 2014	30.92
Weighted Average Exercise Price, Vested and expected to vest after December 31, 2014	$ 51.90
Remaining Contractual Life (In years), Balance as of December 31, 2014	4 years 1 month 6 days
Remaining Contractual Life (In years), Exercisable as of December 31, 2014	2 years 4 months 24 days
Remaining Contractual Life (In years), Vested and expected to vest after December 31, 2014	4 years 10 months 24 days
Aggregate intrinsic value, Balance as of December 31, 2014	$ 520,360
Aggregate intrinsic value, Exercisable as of December 31, 2014	306,808
Aggregate intrinsic value, Vested and expected to vest after December 31, 2014	$ 368,851